Cash flow information (Tables)	12 Months Ended
Jun. 30, 2022
Cash flow information
Schedule of cash generated from operations

		2022	2021	2020
	Note	£’000	£’000	£’000
Loss before income tax		(149,623)	(24,027)	(20,818)
Adjustments for:
Depreciation	13, 14, 15	14,314	14,959	14,756
Impairment charge	15	—	—	3,787
Amortization	16	151,462	124,398	126,756
Profit on disposal of intangible assets	8	(21,935)	(7,381)	(18,384)
Net finance costs/(income)	9	62,239	(12,899)	26,039
Non-cash employee benefit expense - equity-settled share-based payments	28	198	2,085	818
Foreign exchange losses/(gains) on operating activities		50	874	(816)
Reclassified from hedging reserve		(672)	2,239	12,180
Changes in working capital:
Inventories		(120)	106	(56)
Prepayments		(8,825)	(282)	6,527
Contract assets – accrued revenue		4,305	5,422	(6,434)
Trade receivables(1)		(520)	71,695	(83,197)
Other receivables		(1,109)	(221)	949
Contract liabilities – deferred revenue		41,618	(49,407)	(33,167)
Trade and other payables(1)		22,480	5,415	(11,371)
Provisions		7,842	4,802	—
Cash generated from operations		121,704	137,778	17,569
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	an increase in changes to trade receivables of £7,673,000 (2021: decrease of £17,210,000; 2020: increase of £42,742,000); and
●	an increase in changes to trade and other payables of £40,276,000 (2021: decrease of £12,652,000; 2020: decrease of £30,784,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2020	520,010	5,605	(51,539)	474,076
Cash flows	(625)	42,321	(61,351)	(19,655)
Other changes	(54,336)	17,261	2,232	(34,843)
Net debt at 30 June 2021	465,049	65,187	(110,658)	419,578
Cash flows	—	40,000	(7,980)	32,020
Other changes	65,316	570	(2,585)	63,301
Net debt at 30 June 2022	530,365	105,757	(121,223)	514,899